Acquisitions and Dispositions of Real Estate Property - Summary Specialty Valuation Firm Statement of Income (Details) - Specialty Valuation Firm Acquired August 2015 $ in Thousands	2 Months Ended
Sep. 30, 2015 USD ($)
Revenues:
Real estate services fee income	$ 763
Total revenues	763
Expenses:
Depreciation and amortization	94
General, administrative and professional fees	704
Total expenses	798
Loss before income taxes	(35)
Income tax benefit	42
Net income	$ 7